Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Millions	Total	Cumulative effect of accounting changes, net of tax	Adjusted balance	Common Stock	Common Stock Adjusted balance	Additional Paid-In Capital	Additional Paid-In Capital Adjusted balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Adjusted balance	Retained Earnings	Retained Earnings Cumulative effect of accounting changes, net of tax	Retained Earnings Adjusted balance
Beginning balance at Dec. 31, 2018	$ 2,005			$ 6		$ 1,761		$ (171)		$ 409
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	359									359
OCI, net of tax	888							888
Dividends paid	(700)									(700)
Ending balance at Dec. 31, 2019	2,552	$ (11)	$ 2,541	6	$ 6	1,761	$ 1,761	717	$ 717	68	$ (11)	$ 57
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	399									399
OCI, net of tax	564							564
Dividends paid	(319)									(319)
Ending balance at Dec. 31, 2020	3,185			6		1,761		1,281		137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	186									186
OCI, net of tax	(274)							(274)
Capital contribution to parent	(235)					(235)
Dividends paid	(265)									(265)
Ending balance at Jun. 30, 2021	2,597			6		1,526		1,007		58
Beginning balance at Jul. 01, 2021	1,883			6		1,877		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	280									280
OCI, net of tax	(10)							(10)
Ending balance at Dec. 31, 2021	$ 2,153			$ 6		$ 1,877		$ (10)		$ 280